Stock-Based Compensation - Summary of Recognized Stock-Based Compensation Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Stock-based compensation expense	$ 2,512	$ 61
Research and Development [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Stock-based compensation expense	1,093	38
General and Administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Stock-based compensation expense	$ 1,419	$ 23